SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
SEGMENT INFORMATION
Summary of financial information by segment

	For the three months ended September 30, 2017
		Income (loss) before	Depreciation and	Capital
	Revenue	taxes	Amortization	Expenditures
	(in thousands)
Water Solutions	$125,142	$9,844	$19,433	$22,260
Accommodations and Rentals	15,974	(304)	2,908	3,541
Wellsite Completion and Construction Services	13,301	(2)	1,079	1,303
Elimination	(537)	—	—	—
Income from operations		9,538
Corporate	—	(7,081)	375	—
Interest expense, net	—	(484)	—	—
Other income, net	—	326	—	—
	$153,880	$2,299	$23,795	$27,104

	For the three months ended September 30, 2016
		Income (loss) before	Depreciation and	Capital
	Revenue	taxes	Amortization	Expenditures
	(in thousands)
Water Solutions	$61,082	$(28,278)	$17,690	$4,668
Accommodations and Rentals	5,881	(2,786)	2,644	268
Wellsite Completion and Construction Services	7,156	(1,325)	1,279	95
Elimination	(212)	—	—	—
Loss from operations		(32,389)
Corporate	—	1,123	363	—
Interest expense, net	—	(4,343)	—	—
Other income, net	—	431	—	—
	$73,907	$(35,178)	$21,976	$5,031

	For the nine months ended September 30, 2017
		Income (loss) before	Depreciation and	Capital
	Revenue	taxes	Amortization	Expenditures
	(in thousands)
Water Solutions	$311,645	$5,652	$55,623	$57,273
Accommodations and Rentals	39,056	(3,813)	8,367	8,311
Wellsite Completion and Construction Services	38,951	56	3,154	6,598
Elimination	(1,398)	—	—	—
Loss from operations		1,895
Corporate	—	(23,855)	1,312	—
Interest expense, net	—	(1,885)	—	—
Other income, net	—	3,342	—	—
	$388,254	$(20,503)	$68,456	$72,182

	For the nine months ended September 30, 2016
		Income (loss) before	Depreciation and	Capital
	Revenue	taxes	Amortization	Expenditures
	(in thousands)
Water Solutions	$173,294	$(264,416)	$61,574	$28,533
Accommodations and Rentals	19,750	(8,303)	8,197	834
Wellsite Completion and Construction Services	23,098	(3,820)	4,103	215
Elimination	(477)	—	—	—
Loss from operations		(276,539)
Corporate	—	(1,100)	1,644	—
Interest expense, net	—	(11,792)	—	—
Other income, net	—	588	—	—
	$215,665	$(288,843)	$75,518	$29,582

	Total Assets
	As of	As of
	September 30, 2017	December 31, 2016
	(in thousands)
Water Solutions	$448,585	$324,171
Accommodations and Rentals	50,057	38,874
Wellsite Completion and Construction Services	38,827	29,994
Corporate	15,280	12,027
	$552,749	$405,066

	As of and for the year ended December 31, 2016
		Income (loss)	Depreciation and	Capital
	Revenue	before taxes	Amortization	Expenditures	Total Assets
	(in thousands)
Water Solutions	$241,766	$(282,019)	$81,051	$34,458	$331,111
Accommodations and Rentals	27,367	(10,930)	10,841	1,580	38,874
Wellsite Completion and Construction Services	34,094	(4,108)	5,215	288	29,994
Elimination	(828)	—	—	—	—
Loss from operations		(297,057)
Corporate	—	(1,916)	—	—	5,087
Interest expense, net	—	(16,128)	—	—	—
Other income, net	—	629	—	—	—
	$302,399	$(314,472)	$97,107	$36,326	$405,066

	As of and for the year ended December 31, 2015
		Income (loss)	Depreciation and	Capital
	Revenue	before taxes	Amortization	Expenditures	Total Assets
	(in thousands)
Water Solutions	$427,592	$(52,757)	$89,271	$34,724	$560,064
Accommodations and Rentals	53,677	(486)	11,475	10,555	52,890
Wellsite Completion and Construction Services	56,299	(3,003)	6,702	3,407	35,384
Elimination	(1,991)	—	—	—	—
Loss from operations		(56,246)
Corporate	—	(12,527)	264	—	1,910
Interest expense, net	—	(13,689)	—	—	—
Other income, net	—	893	—	—	—
	$535,577	$(81,569)	$107,712	$48,686	$650,248